Label	Element	Value		Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	EntrepreneurShares Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001495922
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ENTRX
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2013
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
EntrepreneurShares Global Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading			SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading			Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock			EntrepreneurShares Global FundTM (the Fund) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading			Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “How Class A Shares Sales Charges are Calculated” beginning on page 14 of this Prospectus and beginning on page 36 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption			SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption			ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading			Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 13.53%.

Expense Example [Heading]	rr_ExpenseExampleHeading			Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading			Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that exceed the performance, before fees and expenses, of the MSCI World Index (the “Index”). The Fund mainly invests in equity securities of global companies with market capitalizations that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics (“Entrepreneurial Companies”), as determined by the Fund’s portfolio manager. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts.

Under normal market conditions, the Fund will invest at least 40% of its assets in equity securities of companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States (“foreign companies”), unless the Advisor deems market conditions and/or company valuations to be less favorable to foreign companies, in which case, the Fund will invest at least 30% of its total assets in foreign companies. The Fund may invest in a broad range of securities in both developed and emerging markets. The Fund will invest in at least three countries.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies that the manager believes possess entrepreneurial characteristics (as detailed below in “Portfolio Manager Investment Philosophy”). The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long- term capital appreciation. By way of example, in conducting the fundamental analysis, the Fund looks for companies with a good business, shareholder- oriented management and organic growth. The portfolio manager generally will sell a portfolio security when he believes the security has achieved its value potential; changing fundamentals signal a deteriorating value potential; or other securities with entrepreneurial characteristics have better performance potential.

Risk [Heading]	rr_RiskHeading			Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

•	Manager Risk:

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Common Stock Risk:

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

•	Preferred Stock Risk:

The Fund may invest in preferred stocks. Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

•	Convertible Securities Risk:

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

•	Options on Securities Risk:

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

•	American Depositary Receipts Risk:

The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs) issued by U.S. depositary banks. Each ADR represents one or more shares of a foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted for the ratio of ADRs to foreign company shares. One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR shares track the shares in the home country. If a country's currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

•	Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

•	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of small or unseasoned companies, as described under “Small and Medium Sized Companies Risk.”

•	Foreign Securities Risk:

The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks that are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•	Emerging Markets Risk:

Investments in emerging market countries may have more risk because these markets are less developed, less liquid and subject to increased economic, political, regulatory or other uncertainties.

•	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies, and then the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading			Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows performance return for the full calendar years 2011 and 2012. No performance is shown for the Class A and Retail Class because they are no longer in operation, but they may be reopened in the future.  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the  future.

Bar Chart [Heading]	rr_BarChartHeading			EntrepreneurShares Global Fund - Institutional Class Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return as of September 30, 2013 was 20.37%.

During the 1 year period shown on the bar chart, the funds best and worst quarters are shown below:

Best Quarter	31 Mar 2012	15.05%
Worst Quarter	30 Sept 2011	-20.82%

Performance Table Heading	rr_PerformanceTableHeading			AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock			(For period ending December 31, 2012)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs ”).

EntrepreneurShares Global Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice			4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther			none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther			none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption			(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets			1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets			0.25%
Other Expenses	rr_OtherExpensesOverAssets			1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets			0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets			2.67%
Fee Waivers and/or Reimbursements	rr_FeeWaiverOrReimbursementOverAssets			(0.62%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets			2.05%	[2]
One Year	rr_ExpenseExampleYear01			$ 673
Three Years	rr_ExpenseExampleYear03			1,209
Five Years	rr_ExpenseExampleYear05			1,770
Ten Years	rr_ExpenseExampleYear10			3,292
EntrepreneurShares Global Fund | Retail Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
One Year	rr_ExpenseExampleYear01	208
Three Years	rr_ExpenseExampleYear03	771
Five Years	rr_ExpenseExampleYear05	1,360
Ten Years	rr_ExpenseExampleYear10	2,957
EntrepreneurShares Global Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none		none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none		none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)		(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%		1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%		none
Other Expenses	rr_OtherExpensesOverAssets	1.07%		1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%		2.42%
Fee Waivers and/or Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)		(0.62%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.05%	[2]	1.80%	[2]
One Year	rr_ExpenseExampleYear01			183
Three Years	rr_ExpenseExampleYear03			695
Five Years	rr_ExpenseExampleYear05			1,235
Ten Years	rr_ExpenseExampleYear10			$ 2,709
Annual Return 2011	rr_AnnualReturn2011	(10.14%)
Annual Return 2012	rr_AnnualReturn2012	15.07%
1 Year	rr_AverageAnnualReturnYear01	15.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
EntrepreneurShares Global Fund | After Taxes on Distributions | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
EntrepreneurShares Global Fund | After Taxes on Distributions and Sales | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
EntrepreneurShares Global Fund | MSCI World Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other securities. The Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) to limit the total annualized expenses of Class A shares, Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.95%, 1.95% and 1.70% per annum, respectively, of net assets attributable to such shares of the Fund through November 1, 2014. This waiver can be terminated only by a majority vote of the independent trustees of the Trust, of which the Fund is a series. The investment advisor can recoup expenses previously waived for a period of three years, as long as such recoupment doesn't cause the Fund to go over its expense cap.